GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS

(7) GOODWILL AND INTANGIBLE ASSETS

The following table presents changes in goodwill:

	December 31,
	2011	2012
Goodwill at the beginning of the year	61,060,783	61,060,783
Addition due to acquisition	-	16,721,334
Goodwill at the end of the year	61,060,783	77,782,117

No impairment charge for goodwill was recorded for the years ended December 31, 2010, 2011 and 2012.

Intangible assets consisted of the following:

	December 31,
	2011	2012
Intangible assets with indefinite lives	3,600,000	1,740,000
Intangible assets with definite lives, net	1,708,267	12,972,153
Total intangible assets, net	5,308,267	14,712,153

The Group's intangible assets with indefinite lives related to trade names acquired in the acquisitions of Yuanfang and Sunny China during the year ended December 31, 2010. During the year ended December 31, 2012, the Group recorded an impairment charge of RMB1,860,000 for the carrying value of the Yuanfang trade name as its carrying amount exceeded its fair value, which was included in "charges related to property and equipment and intangible assets". No impairment charges for intangible assets with indefinite lives were recorded for the years ended December 31, 2010 and 2011.

Intangible assets with indefinite lives from acquisitions consisted of the following:

	December 31,
	2011	2012
Trade names	3,600,000	3,600,000
Less: charges related to intangible assets	-	(1,860,000)
Total intangible assets with indefinite lives, net	3,600,000	1,740,000

The Group's intangible assets with definite lives related to customer lists, trade names and internet domain names acquired in the acquisitions of Yuanfang, Sunny China and two train travel information sites during the year ended December 31, 2010 and Holsun during the year ended December 31, 2012, as well as internet domain names purchased during the year ended December 31, 2012.

Intangible assets with definite lives from acquisitions consisted of the following:

	December 31,
	2011	2012
Customer lists	6,291,240	10,191,240
Trade names	120,000	6,070,000
Copyrights	192,000	192,000
Internet domain names	1,056,000	3,903,650
Less: accumulated amortization	(5,950,973)	(7,007,170)
charges related to intangible assets	-	(377,567)
Total intangible assets with definite lives, net	1,708,267	12,972,153
Useful lives of intangible assets with definite lives, in years	5	3-5

During the year ended December 31, 2012, the Group recorded impairment charges of RMB377,567, which were included in "charges related to property and equipment and intangible assets". No impairment charges for intangible assets with definite lives were recorded for the years ended December 31, 2010 and 2011.

Amortization expense was RMB642,453, RMB547,200 and RMB1,056,197 for the years ended December 31, 2010, 2011 and 2012, respectively. The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:

Amortization
2013	3,703,930
2014	3,663,396
2015	3,446,797
2016	1,349,530
2017	808,500
Total	12,972,153